May 16, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Laudus Mondrian Institutional Funds (the “Funds”)
a series of the Laudus Institutional Trust (the “Registrant”)
(File Nos. 333-50529 and 811-08759)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated May 5, 2014, to the Funds prospectus, dated July 29, 2013. Any questions or comments on this filing should be directed to the undersigned at (415) 667-0650.

Very truly yours,

/s/  Catherine MacGregor

Catherine MacGregor

Vice President and Chief Legal Counsel